Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Details) (USD $)	24 Months Ended
Dec. 31, 2014
Summary Of Significant Accounting Policies Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 1	$ 21,198,125
Summary Of Significant Accounting Policies Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 2	19,228,056
Summary Of Significant Accounting Policies Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 3	8,686,216
Summary Of Significant Accounting Policies Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 4	11,280,129
Summary Of Significant Accounting Policies Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 5	8,667,735
Summary Of Significant Accounting Policies Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 6	7,269,702
Summary Of Significant Accounting Policies Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 7	38,552,076
Summary Of Significant Accounting Policies Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 8	37,777,887
Summary Of Significant Accounting Policies Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 9	2,957,593
Summary Of Significant Accounting Policies Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 10	3,028,774
Summary Of Significant Accounting Policies Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 11	0
Summary Of Significant Accounting Policies Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 12	0
Summary Of Significant Accounting Policies Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 13	7,056,236
Summary Of Significant Accounting Policies Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 14	7,780,245
Summary Of Significant Accounting Policies Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 15	10,013,829
Summary Of Significant Accounting Policies Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 16	$ 10,809,019